AST Investment Grade Bond Portfolio Expense Example, No Redemption - AST Investment Grade Bond Portfolio - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	229
Expense Example, No Redemption, 5 Years	402
Expense Example, No Redemption, 10 Years	$ 903